Schedule of Operating Leases (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases
Total operating lease cost	¥ 7,052	¥ 6,643
Cash paid for amounts included in the measurement of the operating lease liability	¥ 7,216	¥ 6,708
Weighted average remaining lease term (years)	1 year 2 months 12 days	3 years
Weighted average discount rate	1.48%	1.48%